Subsequent Events (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 15, 2015
Subsequent Events
Fair value of shares received	$ 9,970	$ 6,484
Subsequent Event | E-House | Leju
Subsequent Events
Fair value of shares received			$ 16,700
Subsequent Event | E-House | Leju | ADS
Subsequent Events
Total shares received from Leju			36,687
Subsequent Event | E-House | Leju | Class A ordinary shares
Subsequent Events
Total shares received from Leju			1,430,000